Net Periodic Pension Costs at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Domestic
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 8,662	¥ 8,805	¥ 9,842
Interest cost	2,637	2,301	2,887
Expected return on plan assets	(3,255)	(3,054)	(3,549)
Amortization of transition obligation			111
Amortization of prior service cost	(4,329)	(4,327)	(5,265)
Recognized actuarial loss	772	1,174	1,106
Net periodic pension costs	¥ 4,487	¥ 4,899	¥ 5,132